Supplemental information to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Noncash Investing and Financing Transactions that are Not Reflected in Consolidated Statement of Cash Flows
Non-cash investing and financing transactions that, appropriately, are not reflected in the consolidated statement of cash flows are listed below.

Non-cash investing and financing transactions	Year ended Dec. 31,
(in millions)	2021	2020	2019
Transfers from loans to other assets for other real estate owned	$1	$1	$2
Change in assets of consolidated investment management funds	25	242	16
Change in liabilities of consolidated investment management funds	—	2	1
Change in nonredeemable noncontrolling interests of consolidated investment management funds	53	41	1
Securities purchased not settled	—	205	497
Available-for-sale securities transferred to held-to-maturity	13,800	501	—
Premises and equipment/capitalized software funded by finance lease obligations	27	10	14
Premises and equipment/operating lease obligations	97	208	1,754	(a)
Investment redemptions not settled	—	9	20
(a)    Includes $1,244 million related to the adoption of ASU 2016-02, Leases, and $510 million related to new or modified leases.